SCHEDULE 1 (Condensed Financial Information of Parent Company)	12 Months Ended
Dec. 31, 2011
SCHEDULE 1 (Condensed Financial Information of Parent Company) [Abstract]
SCHEDULE 1 (Condensed Financial Information of Parent Company)

OSSEN INNOVATION CO., LTD
CONDENSED BALANCE SHEETS AS OF DECEMBER 31, 2011 AND 2010

	December 31,
	2011	2010
ASSETS
Current Assets
Cash	$616,654	$345,000
Accounts receivable from related party	20,000,000	20,000,000
Total Current Assets	20,616,654	20,345,000
Long term investment in subsidiaries	43,238,081	30,022,295
TOTAL ASSETS	$63,854,735	$50,367,295

LIABILITIES AND SHAREHOLDERS' EQUITY
TOTAL LIABILITIES	0	0

EQUITY
Shareholders' Equity
Share Capital	50,000	50,000
Additional paid-in capital	20,735,955	20,295,000
Statutory reserve	0	0
Retained earnings	43,065,332	30,022,295
Accumulated other comprehensive income	3,448	0
TOTAL SHAREHOLDERS' EQUITY	63,854,735	50,367,295
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$63,854,735	$50,367,295

OSSEN INNOVATION CO., LTD CONDENSED STATEMENTS
OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

	Year Ended December 31,
	2011	2010

REVENUES	$0	$0
COST OF GOODS SOLD	0	0
GROSS PROFIT	0	0
Selling expenses	0	0
General and administrative expenses	(169,516)	0
Total Operating Expenses	(169,516)	0

LOSS FROM OPERATIONS	(169,516)	0
Financial expenses, net	(413)	0
Investment in subsidiaries	11,823,627	14,667,435
INCOME BEFORE INCOME TAX	11,653,698	14,667,435
INCOME TAX	0	0
NET INCOME	11,653,698	14,667,435

OSSEN INNOVATION CO., LTD CONDENSED STATEMENTS
OF CASH FLOWS FOR THE YEAR ENDED DECEMBER 31, 2011 AND 2010

	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$11,653,698	$14,667,435
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(11,382,044)	(14,322,435)
Net cash provided by operating activities	271,654	345,000

CASH FLOWS FROM INVESTING ACTIVITIES:

Net cash used in investing activities	0	0

CASH FLOWS FROM FINANCING ACTIVITIES:

Net cash provided by financing activities	0	0

INCREASE IN CASH	271,654	345,000
Cash at beginning of period	345,000	0

CASH AT END OF PERIOD	$616,654	345,000